                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 1999
                                               ---------------------
Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       DAVID L. KELLER, SR. VICE PRESIDENT
Address:    227 MAIN STREET
            EVANSVILLE, INDIANA
            47708


 Form 13F File Number: 28-5504
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     DAVID L. KELLER
Title:    SR. VICE PRESIDENT
Phone:    812-464-9705

Signature, Place, and Date of Signing:

/s/ David L. Keller         Evansville, Indiana                  April 9, 1999
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s) .)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-5504                    /s/ David L. Keller
             -------------------     ----------------------------------
          [Repeat as necessary.]


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

NATIONAL CITY BANK                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                                 AS OF 3/31/99

**************COLUMN 1 AND 2*****  CLOUMN 3   COLUMN 4 ***COLUMN 5********** ****COLUMN 6***** CLOUMN 7  COLUMN 8****************

                                                                             INVESTMENT
                                               MARKET                        DISCRETION                  VOTING AUTHORITY
                                               VALUE    SHS OR    SH/  PUT/  SOLE   SHR  OTHER           SOLE       SHARED  OTHER
 ISSUER AND TITLE OF CLASS         CUSIP     (X$1000)  PRIN AMT  PRIN  CALL  (A)    (B)  (C)    MANAGERS (A)        (B)     (C)
AT & T CORP                        001957109     1,379     17,283 SH         X                           16,883       400
ABBOTT LABORATORIES INC            002824100     2,107     45,000 SH         X                           45,000
ABBOTT LABORATORIES INC            002824100        19        400 SH                X    X                  400
AIR PRODUCTS & CHEMICALS INC       009158106       292      8,520 SH         X                            8,520
AIRTOUCH COMM                      00949T100     1,910     19,766 SH         X                           19,766
AIRTOUCH COMM                      00949T100        77        800 SH                X    X                  800
AMERICA ONLINE INC COM             02364J104       353      2,400 SH         X                            2,400
AMERICAN EXPRESS CO                025816109     1,389     11,800 SH         X                           11,800
AMERICAN EXPRESS CO                025816109        47        400 SH                X    X                  400
AMERICAN GENERAL CORP              026351106       991     14,058 SH         X                           14,058
AMERICAN HOME PRODUCTS CORP        026609107     3,083     47,256 SH         X                           47,256
AMERICAN HOME PRODUCTS CORP        026609107       202      3,100 SH                X    X                  400     2,700
AMERICAN INTL. GROUP               026874107     1,889     15,661 SH         X                           13,129              2,532
AMERICAN INTL. GROUP               026874107       127      1,053 SH                X    X                  378       675
AMERITECH CORP                     030954101     1,088     18,878 SH         X                           16,998     1,880
ANDREW CORP                        034425108       210     17,025 SH         X                           17,025
ANDREW CORP                        034425108         6        500 SH                X    X                  500
ATLANTIC RICHFIELD CO              048825103       472      6,454 SH         X                            6,454
ATLANTIC RICHFIELD CO              048825103        37        500 SH                X    X                  500
AUTOMATIC DATA PROCESS             053015103       439     10,600 SH         X                           10,600
BP AMOCO P L C ADR SPONSORED       055622104     2,348     23,247 SH         X                           21,739     1,111      397
BP AMOCO P L C ADR SPONSORED       055622104       107      1,058 SH                X    X                1,058
BANK ONE CORP COM                  06423A103     1,622     29,463 SH         X                           27,250     2,213
BANK ONE CORP COM                  06423A103       303      5,500 SH                X    X                2,300     3,200
BANKAMERICA CORP NEW COM           06605F102     1,311     18,560 SH         X                           17,778                782
BARNES & NOBLE INC COM             067774109     1,256     39,100 SH         X                           39,100
BARNES & NOBLE INC COM             067774109       225      7,000 SH                X    X                2,600     4,400
BAXTER INTERNATIONAL, INC          071813109       218      3,297 SH         X                            3,297
BELL ATLANTIC CORPORATION          077853109       552     10,672 SH         X                           10,672
BELL ATLANTIC CORPORATION          077853109        41        800 SH                X    X                            800
BELL SOUTH CORPORATION             079860102       599     14,940 SH         X                           14,220       720
BERKSHIRE HATHAWAY INC             084670108       543          7 SH         X                                7
BESTFOODS                          08658U101       420      8,940 SH         X                            8,940
BESTFOODS                          08658U101        38        800 SH                X    X                  800
BIOMET, INC                        090613100     1,803     43,000 SH         X                           43,000
BIOMET, INC                        090613100        21        500 SH                X    X                            500
BOEING CO                          097023105       492     14,480 SH         X                           14,480
BOEING CO                          097023105        24        700 SH                X    X                  500       200
BRISTOL MYERS SQUIBB CORP          110122108     3,680     57,382 SH         X                           52,382     5,000


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

BRISTOL MYERS SQUIBB CORP          110122108     1,882     29,352 SH                X    X                1,400    27,952
CNB BANCSHARES INC EVANSVILLE IN   126126101     1,509     37,487 SH         X                           37,487
CNB BANCSHARES INC EVANSVILLE IN   126126101       317      7,877 SH                X    X                7,162       715
CHEVRON CORP                       166751107       424      4,772 SH         X                            3,788       984
CHEVRON CORP                       166751107       261      2,944 SH                X    X                2,544       400
CISCO SYSTEM INC COM               17275R102     1,579     14,415 SH         X                           14,415
CISCO SYSTEM INC COM               17275R102       340      3,100 SH                X    X                1,100     2,000
CITIGROUP INC COM                  172967101     1,246     19,510 SH         X                           19,510
CITIGROUP INC COM                  172967101       109      1,700 SH                X    X                1,700
COCA COLA CO                       191216100     2,373     38,657 SH         X                           38,657
COCA COLA CO                       191216100        37        600 SH                X    X                  200       400
COLGATE PALMOLIVE CO               194162103       262      2,852 SH         X                            2,852
COMPAQ COMPUTER CO                 204493100       504     15,900 SH         X                           15,900
COMPAQ COMPUTER CO                 204493100       209      6,600 SH                X    X                2,600     4,000
COMPUTER ASSOCIATES INTL INC       204912109       613     17,250 SH         X                           17,250
DOLLAR GENERAL CORPORATION         256669102       588     17,300 SH         X                           17,300
E.I. DU PONT  & CO                 263534109     1,479     25,472 SH         X                           25,472
E.I. DU PONT  & CO                 263534109        12        200 SH                X    X                  200
DUPREE KENTUCKY TAX FREE INC FD    266155100       184     24,013 SH         X                           24,013
EASTMAN KODAK CO                   277461109       192      3,000 SH         X                            3,000
EASTMAN KODAK CO                   277461109        26        400 SH                X    X                  100       300
EMERSON ELECTRIC CO                291011104     1,133     21,400 SH         X                           21,400
EMERSON ELECTRIC CO                291011104        53      1,000 SH                X    X                  200       800
EXXON CORP                         302290101     2,077     29,428 SH         X                           26,130     3,298
EXXON CORP                         302290101       198      2,800 SH                X    X                2,800
FIRST INDIANA CORP                 32054R108       450     23,700 SH         X                           23,700
FISERV INC                         337738108     1,201     22,400 SH         X                           22,400
FISERV INC                         337738108       355      6,625 SH                X    X                3,000     3,400      225
FORUM INVESTORS BOND FUND-ERISA    34A903508    16,186  1,566,891 SH         X                        1,566,891
FORUM INVESTORS BOND FUND-ERISA    34A903508        33      3,209 SH                X    X                          3,209
FORD MOTOR CO                      345370100       177      3,128 SH         X                            3,128
FORD MOTOR CO                      345370100        63      1,120 SH                X    X                1,120
FORTUNE BRANDS INC COM             349631101       215      5,590 SH         X                            5,590
FORTUNE BRANDS INC COM             349631101        27        700 SH                X    X                  700
FORUM TAXSAVER BOND FUND           349903203    11,227  1,058,143 SH         X                        1,034,300             23,843
FORUM TAXSAVER BOND FUND           349903203        70      6,587 SH                X    X                          6,587
FORUM INVESTORS BOND FUND          349903500    18,150  1,758,734 SH         X                        1,695,136    33,001   30,597
FORUM INVESTORS BOND FUND          349903500     4,997    484,175 SH                X    X              155,807   328,367
GTE CORP                           362320103       598      9,888 SH         X                            8,702     1,186
GTE CORP                           362320103        18        300 SH                X    X                  300
GENERAL ELECTRIC CO                369604103     8,122     73,422 SH         X                           73,422
GENERAL ELECTRIC CO                369604103       684      6,180 SH                X    X                2,880     3,300
GENERAL MOTORS CORP                370442105       318      3,652 SH         X                            3,652
GEORGIA PACIFIC CORP               373298108       417      5,610 SH         X                            5,610
GILLETTE CO                        375766102     1,147     19,300 SH         X                           15,300              4,000
GILLETTE CO                        375766102       166      2,800 SH                X    X                          2,800
HALLIBURTON CO                     406216101       225      5,857 SH         X                            5,857
HEINZ H J CO                       423074103       298      6,280 SH         X                            6,280


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

HEWLETT PACKARD CO                 428236103       736     10,860 SH         X                           10,860
HOME DEPOT INC                     437076102     1,127     18,100 SH         X                           18,100
HOME DEPOT INC                     437076102       255      4,100 SH                X    X                  900     3,200
HUBBELL INC CLASS B                443510201       304      7,600 SH         X                            7,600
HUBBELL INC CLASS B                443510201         4        100 SH                X    X                  100
INTEL CORP                         458140100       897      7,548 SH         X                            7,548
INTEL CORP                         458140100        24        200 SH                X    X                  200
INTERNATIONAL BUSINESS MACHINES    459200101     2,185     12,327 SH         X                           12,327
INTERNATIONAL BUSINESS MACHINES    459200101        27        150 SH                X    X                                     150
IPALCO ENTERPRISES, INC            462613100       349     15,900 SH         X                           15,900
IPALCO ENTERPRISES, INC            462613100       136      6,200 SH                X    X                3,600     2,600
IRWIN FINL CORP                    464119106       839     41,800 SH         X                           41,800
JOHNSON & JOHNSON                  478160104     2,424     25,928 SH         X                           25,928
JOHNSON & JOHNSON                  478160104        75        800 SH                X    X                            800
KEYCORP                            493267108       304     10,014 SH         X                           10,014
KIMBERLY CLARK CORP                494368103       170      3,544 SH         X                            3,544
KIMBERLY CLARK CORP                494368103        48      1,000 SH                X    X                          1,000
LILLY ELI & CO                     532457108       918     10,813 SH         X                           10,813
LUCENT TECHNOLOGIES INC COM        549463107     1,068      9,887 SH         X                            8,785              1,102
MCI WORLDCOM INC COM               55268B106       824      9,300 SH         X                            9,300
MCI WORLDCOM INC COM               55268B106       275      3,100 SH                X    X                1,200     1,900
MERCK & CO INC                     589331107     1,021     12,744 SH         X                           12,744
MINNESOTA MINING & MFG CO          604059105       706      9,976 SH         X                            9,976
MOBIL CORP                         607059102     1,092     12,408 SH         X                           12,408
MORGAN J P & CO INC                616880100       183      1,485 SH         X                            1,485
MORGAN J P & CO INC                616880100        49        400 SH                X    X                  400
MOTOROLA INC                       620076109       322      4,400 SH         X                            4,400
NATIONAL CITY BANCSHARES           635313109     8,784    358,511 SH         X                          275,135             83,376
NATIONAL CITY BANCSHARES           635313109     2,047     83,570 SH                X    X               75,697     4,463    3,410
NATIONAL CITY CORP                 635405103       251      3,789 SH         X                            3,789
OLD NATIONAL BANCORP EVANSVILLE IN 680033107     1,121     24,530 SH         X                           17,702     6,828
OLD NATIONAL BANCORP EVANSVILLE IN 680033107        27        587 SH                X    X                  581         6
PNC BANK CORP                      693475105       222      4,000 SH         X                            4,000
PNC BANK CORP                      693475105        56      1,000 SH                X    X                          1,000
PEPSICO INC                        713448108     1,787     45,597 SH         X                           38,197     4,400    3,000
PFIZER INC                         717081103     1,887     13,601 SH         X                           13,601
PFIZER INC                         717081103        56        400 SH                X    X                            400
PHARMACEUTICAL PROD DEV INC COM    717124101       540     16,100 SH         X                           16,100
                                               -------
                                               147,611
                                               =======